Subsequent Events (Details) - USD ($)	1 Months Ended				3 Months Ended			6 Months Ended
	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Oct. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	May 06, 2022
Subsequent Event [Line Items]
Cash severance benefits to be paid, base salary term						3 months
Bremer | Equipment Loan
Subsequent Event [Line Items]
Proceeds from lines of credit						$ 4,800,000	$ 15,200,000
Effective interest rate				5.60%
Debt instrument, term				60 months
Mass Mutual Barings | Equipment Loan
Subsequent Event [Line Items]
Proceeds from lines of credit			$ 30,000,000
Effective interest rate			9.80%			9.80%
Debt instrument, term			36 months
Sponsor [Member] | Former CFO
Subsequent Event [Line Items]
Cash severance benefits to be paid									$ 75,000
Subsequent Event
Subsequent Event [Line Items]
Finance lease liability, additional amount	$ 800,000
Estimated goodwill impairment					$ 800,000,000			$ 800,000,000
Subsequent Event | Restricted Stock Units (RSUs) | Former CFO
Subsequent Event [Line Items]
Nonvested RSUs (in shares)									1,200,000
Additional number of RSU (in shares)									200,000
Subsequent Event | Equipment Loan
Subsequent Event [Line Items]
Proceeds from lines of credit		$ 11,000,000
Effective interest rate		10.60%
Debt instrument, term		24 months
Subsequent Event | Bridge Loan | B. Riley Financial, Inc.
Subsequent Event [Line Items]
Proceeds from lines of credit		$ 75,000,000
Effective interest rate		7.00%
Subsequent Event | Finance Lease Obligation
Subsequent Event [Line Items]
Finance lease, interest rate	7.70%
Finance lease, liability, term	36 months
Subsequent Event | Bremer | Equipment Loan
Subsequent Event [Line Items]
Proceeds from lines of credit		$ 700,000
Subsequent Event | Mass Mutual Barings | Equipment Loan
Subsequent Event [Line Items]
Proceeds from lines of credit		$ 39,600,000